SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT AND AGENCIES - 5.1%
	United States Treasury Bill
$ 7,000,000	0.024%, 5/20/2021[1]	$6,999,881
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $6,999,771)	6,999,881

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS — 2.4%
	CALL OPTIONS — 1.1%
	CBOT Short-Dated New Crop Corn Futures
100	Exercise Price: $4.85, Notional Amount: $2,425,000, Expiration Date: April 23, 2021	78,125
	CBOT Soybean Futures
50	Exercise Price: $12.30, Notional Amount: $3,075,000, Expiration Date: April 23, 2021	134,688
70	Exercise Price: $12.50, Notional Amount: $4,375,000, Expiration Date: April 23, 2021	149,625
150	Exercise Price: $12.70, Notional Amount: $9,525,000, Expiration Date: April 23, 2021	248,437
50	Exercise Price: $13.30, Notional Amount: $3,325,000, Expiration Date: April 23, 2021	34,688
	CME Live Cattle Futures
30	Exercise Price: $1.20, Notional Amount: $1,440,000, Expiration Date: April 1, 2021	14,100
30	Exercise Price: $1.23, Notional Amount: $1,476,000, Expiration Date: April 1, 2021	300
30	Exercise Price: $1.20, Notional Amount: $1,440,000, Expiration Date: June 4, 2021	60,600
30	Exercise Price: $1.22, Notional Amount: $1,464,000, Expiration Date: August 6, 2021	53,100
	CMX Copper Futures
20	Exercise Price: $3.93, Notional Amount: $1,965,000, Expiration Date: April 27, 2021	70,000
30	Exercise Price: $4.00, Notional Amount: $3,000,000, Expiration Date: April 27, 2021	77,250
	CMX Gold Weekly Futures
35	Exercise Price: $1,745.00, Notional Amount: $6,107,500, Expiration Date: April 1, 2021	1,750
60	Exercise Price: $1,755.00, Notional Amount: $10,530,000, Expiration Date: April 1, 2021	1,800
30	Exercise Price: $1,765.00, Notional Amount: $5,295,000, Expiration Date: April 1, 2021	600
20	Exercise Price: $1,780.00, Notional Amount: $3,560,000, Expiration Date: April 1, 2021	400
30	Exercise Price: $1,715.00, Notional Amount: $5,145,000, Expiration Date: April 9, 2021	43,500
50	Exercise Price: $1,725.00, Notional Amount: $8,625,000, Expiration Date: April 16, 2021	74,000
	KCBT Hard Red Winter Wheat Futures
130	Exercise Price: $6.00, Notional Amount: $3,900,000, Expiration Date: June 25, 2021	181,187
	LME Primary Nickel Futures
20	Exercise Price: $16,000.00, Notional Amount: $1,920,000, Expiration Date: April 7, 2021	34,770
10	Exercise Price: $16,550.00, Notional Amount: $993,000, Expiration Date: April 7, 2021	5,806
10	Exercise Price: $19,000.00, Notional Amount: $1,140,000, Expiration Date: April 7, 2021	1
	NYBOT Coffee 'C' Futures
100	Exercise Price: $1.30, Notional Amount: $4,875,000, Expiration Date: April 9, 2021	24,000
50	Exercise Price: $1.375, Notional Amount: $2,578,125, Expiration Date: April 9, 2021	2,625
50	Exercise Price: $1.425, Notional Amount: $2,671,875, Expiration Date: April 9, 2021	1,125
100	Exercise Price: $1.525, Notional Amount: $5,718,750, Expiration Date: April 9, 2021	750
200	Exercise Price: $1.55, Notional Amount: $11,625,000, Expiration Date: April 9, 2021	750
100	Exercise Price: $1.475, Notional Amount: $5,531,250, Expiration Date: May 14, 2021	37,875
80	Exercise Price: $1.45, Notional Amount: $4,350,000, Expiration Date: June 11, 2021	71,700

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number
of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	CALL OPTIONS - Continued
	NYMEX WTI Crude Oil Weekly Futures
48	Exercise Price: $60.00, Notional Amount: $2,880,000, Expiration Date: April 1, 2021	$29,760
100	Exercise Price: $61.00, Notional Amount: $6,100,000, Expiration Date: April 1, 2021	28,000
50	Exercise Price: $65.50, Notional Amount: $3,275,000, Expiration Date: April 1, 2021	500
60	Exercise Price: $61.50, Notional Amount: $3,690,000, Expiration Date: April 16, 2021	75,600
	OTC AUD versus USD
50	Exercise Price: $78.50, Notional Amount: $3,925,000, Expiration Date: April 9, 2021	750
	OTC BRL versus USD
200	Exercise Price: $18.50, Notional Amount: $3,700,000, Expiration Date: April 30, 2021	20,000
	OTC EUR versus USD
70	Exercise Price: $1.205, Notional Amount: $10,587,500, Expiration Date: May 7, 2021	8,750
	OTC JPY versus USD
100	Exercise Price: $94.50, Notional Amount: $11,812,500, Expiration Date: April 9, 2021	1,250
80	Exercise Price: $95.50, Notional Amount: $9,550,000, Expiration Date: April 9, 2021	500
	OTC MXN versus USD
100	Exercise Price: $4.85, Notional Amount: $2,425,000, Expiration Date: April 9, 2021	23,500
	TOTAL CALL OPTIONS
	(Cost $2,133,962)	1,592,162

	PUT OPTIONS - 1.3%
	CBOT Corn Futures
100	Exercise Price: $5.05, Notional Amount: $2,525,000, Expiration Date: April 23, 2021	4,375
100	Exercise Price: $5.10, Notional Amount: $2,550,000, Expiration Date: April 23, 2021	5,625
150	Exercise Price: $5.15, Notional Amount: $3,862,500, Expiration Date: April 23, 2021	11,250
100	Exercise Price: $5.50, Notional Amount: $2,750,000, Expiration Date: April 23, 2021	38,125
	CBOT Short-Dated New Crop Corn Futures
200	Exercise Price: $4.45, Notional Amount: $4,450,000, Expiration Date: April 23, 2021	18,750
	CBOT Short-Dated New Crop Soybean Futures
100	Exercise Price: $11.70, Notional Amount: $5,850,000, Expiration Date: April 23, 2021	11,875
	CBOT Soybean Futures
150	Exercise Price: $13.20, Notional Amount: $9,900,000, Expiration Date: April 23, 2021	16,875
100	Exercise Price: $13.80, Notional Amount: $6,900,000, Expiration Date: April 23, 2021	49,375
	CME Lean Hogs Futures
85	Exercise Price: $9.10, Notional Amount: $3,094,000, Expiration Date: April 15, 2021	4,250
	CMX Copper Futures
30	Exercise Price: $3.81, Notional Amount: $2,857,500, Expiration Date: April 27, 2021	24,750
15	Exercise Price: $3.99, Notional Amount: $1,496,250, Expiration Date: April 27, 2021	38,438
	CMX Gold Weekly Futures
30	Exercise Price: $1,705.00, Notional Amount: $5,115,000, Expiration Date: April 1, 2021	8,100
20	Exercise Price: $1,720.00, Notional Amount: $3,440,000, Expiration Date: April 1, 2021	17,000
25	Exercise Price: $1,725.00, Notional Amount: $4,312,500, Expiration Date: April 1, 2021	30,000
30	Exercise Price: $1,675.00, Notional Amount: $5,025,000, Expiration Date: April 9, 2021	12,300
25	Exercise Price: $1,680.00, Notional Amount: $4,200,000, Expiration Date: April 9, 2021	11,750

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number
of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	PUT OPTIONS - Continued
	FNX United States Dollar Futures
80	Exercise Price: $92.50, Notional Amount: $7,400,000, Expiration Date: May 7, 2021	$22,800
	NYBOT Coffee 'C' Futures
35	Exercise Price: $1.15, Notional Amount: $1,509,375, Expiration Date: April 9, 2021	3,413
100	Exercise Price: $1.20, Notional Amount: $4,500,000, Expiration Date: April 9, 2021	40,500
65	Exercise Price: $1.275, Notional Amount: $3,107,813, Expiration Date: April 9, 2021	124,312
70	Exercise Price: $1.175, Notional Amount: $3,624,141, Expiration Date: May 14, 2021	57,750
	NYMEX RBOB Gasoline Futures
10	Exercise Price: $2.06, Notional Amount: $865,200, Expiration Date: April 27, 2021	57,036
	NYMEX WTI Crude Oil Weekly Futures
75	Exercise Price: $57.00, Notional Amount: $4,275,000, Expiration Date: April 1, 2021	30,750
130	Exercise Price: $57.50, Notional Amount: $7,475,000, Expiration Date: April 1, 2021	67,600
80	Exercise Price: $58.50, Notional Amount: $7,020,000, Expiration Date: April 1, 2021	64,000
50	Exercise Price: $59.00, Notional Amount: $2,950,000, Expiration Date: April 1, 2021	49,000
90	Exercise Price: $59.50, Notional Amount: $5,355,000, Expiration Date: April 1, 2021	108,000
50	Exercise Price: $60.50, Notional Amount: $3,025,000, Expiration Date: April 9, 2021	131,000
50	Exercise Price: $61.00, Notional Amount: $3,050,000, Expiration Date: April 9, 2021	146,000
100	Exercise Price: $63.50, Notional Amount: $6,350,000, Expiration Date: April 16, 2021	498,000
	OTC EUR versus USD
50	Exercise Price: $1.18, Notional Amount: $7,375,000, Expiration Date: April 9, 2021	27,500
	TOTAL PUT OPTIONS
	(Cost $2,000,844)	1,730,499
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,134,806)	$3,322,661

Principal
Amount
	SHORT-TERM INVESTMENTS - 69.3%
$96,070,386	UMB Money Market Fiduciary, 0.01%[2]	96,070,386
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $96,070,386)	96,070,386

	TOTAL INVESTMENTS - 76.8%
	(Cost $107,204,963)	106,392,928
	Other Assets in Excess of Liabilities - 23.2%	32,170,634
	TOTAL NET ASSETS - 100.0%	$138,563,562

Number
of Contracts
WRITTEN OPTIONS CONTRACTS - (1.1)%
CALL OPTIONS - (0.2)%
CBOT Soybean Futures
(100)	Exercise Price: $14.30, Notional Amount: $7,150,000, Expiration Date: April 23, 2021	(204,375)

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - Continued
	CALL OPTIONS - Continued
	CMX Copper Futures
(30)	Exercise Price: $4.09, Notional Amount: $3,067,500, Expiration Date: April 27, 2021	$(50,250)
	LME Primary Nickel Futures
(20)	Exercise Price: $16,450.00, Notional Amount: $1,974,000, Expiration Date: April 7, 2021	(14,336)
	NYMEX WTI Crude Oil Weekly Futures
(60)	Exercise Price: $63.00, Notional Amount: $3,780,000, Expiration Date: April 16, 2021	(46,800)
	TOTAL CALL OPTIONS
	(Proceeds $278,669)	(315,761)

	PUT OPTIONS - (0.9)%
	CMX Gold Weekly Futures
(20)	Exercise Price: $1,735.00, Notional Amount: $3,470,000, Expiration Date: April 1, 2021	(40,800)
	NYBOT Coffee 'C' Futures
(30)	Exercise Price: $1.35, Notional Amount: $1,518,750, Expiration Date: August 13, 2021	(171,113)
	NYMEX WTI Crude Oil Futures
(100)	Exercise Price: $61.00, Notional Amount: $6,100,000, Expiration Date: April 15, 2021	(329,000)
(80)	Exercise Price: $63.50, Notional Amount: $5,080,000, Expiration Date: April 15, 2021	(399,200)
	NYMEX WTI Crude Oil Weekly Futures
(20)	Exercise Price: $59.00, Notional Amount: $1,180,000, Expiration Date: April 9, 2021	(37,400)
	CMX Copper Futures
(30)	Exercise Price: $3.91, Notional Amount: $2,932,500, Expiration Date: April 27, 2021	(49,500)
	CBOT Short-Dated New Crop Soybean Futures
(100)	Exercise Price: $12.30, Notional Amount: $6,150,000, Expiration Date: April 23, 2021	(83,125)
	OTC EUR versus USD
(50)	Exercise Price: $1.185, Notional Amount: $7,406,250, Expiration Date: April 9, 2021	(73,125)
	TOTAL PUT OPTIONS
	(Proceeds $794,920)	(1,183,263)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,073,589)	$(1,499,024)

AUD - Australian Dollar

BRL - Brazilian Real

EUR - Euro

JPY - Japanese Yen

MXN - Mexican Peso

USD - United States Dollar

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securites pledged as collateral was $7,000,000, which represents 5.1% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	March 31, 2021	(Depreciation)
Commodity Futures
CBOT Corn	May 2021	119	$3,223,826	$3,357,288	$133,462
CBOT Corn	December 2021	112	2,537,056	2,674,000	136,944
CBOT Soybean	May 2021	63	4,396,037	4,525,762	129,725
CBOT Soybean	November 2021	100	6,150,117	6,281,250	131,133
CBOT Soybean Meal	May 2021	145	6,209,276	6,136,400	(72,876)
CBOT Soybean Oil	May 2021	123	3,217,517	3,905,496	687,979
CBOT Soybean Oil	July 2021	60	1,895,854	1,827,360	(68,494)
CBOT Wheat	May 2021	234	7,629,348	7,230,600	(398,748)
CME Lean Hogs	June 2021	85	3,293,551	3,580,200	286,649
CME Live Cattle	June 2021	65	3,148,006	3,195,400	47,394
CMX Copper	May 2021	37	3,790,692	3,695,837	(94,855)
CMX Gold	June 2021	73	12,621,931	12,523,880	(98,051)
CMX Silver	May 2021	52	7,389,044	6,378,319	(1,010,725)
ICE Brent Crude Oil	July 2021	122	7,544,165	7,601,820	57,655
ICE Low Sulphur Gas	May 2021	40	1,870,572	2,030,000	159,428
ICE Robusta Coffee	May 2021	145	1,923,086	1,945,900	22,814
KCBT Hard Red Winter Wheat	May 2021	70	2,228,875	2,015,125	(213,750)
LME Primary Aluminum	May 2021	120	6,420,400	6,600,750	180,350
LME Primary Nickel	May 2021	39	4,321,355	3,754,881	(566,474)
LME Zinc	May 2021	37	2,578,098	2,601,331	23,233
MGE Red Wheat	May 2021	3	95,445	91,613	(3,832)
NYBOT Cocoa	May 2021	20	489,254	469,600	(19,654)
NYBOT Cocoa	December 2021	30	676,612	720,600	43,988
NYBOT Coffee 'C'	May 2021	239	11,303,120	11,068,688	(234,432)
NYBOT Cotton #2	May 2021	61	2,531,422	2,466,840	(64,582)
NYBOT Sugar #11	May 2021	112	1,885,780	1,852,749	(33,031)
NYBOT Sugar #11	July 2021	20	269,322	330,848	61,526
NYMEX Natural Gas	May 2021	273	7,570,809	7,119,840	(450,969)
NYMEX Natural Gas	June 2021	50	1,394,456	1,333,500	(60,956)
NYMEX Natural Gas	May 2022	105	2,399,433	2,564,100	164,667
NYMEX Natural Gas	July 2022	15	374,097	376,200	2,103
NYMEX Natural Gas	October 2022	10	250,271	252,300	2,029
NYMEX Natural Gas	November 2022	33	857,343	855,030	(2,313)
NYMEX Natural Gas	January 2023	5	125,916	143,150	17,234
NYMEX Natural Gas	February 2023	5	125,916	140,950	15,034
NYMEX Natural Gas	March 2023	5	125,916	133,200	7,284
NYMEX Natural Gas	April 2023	5	125,916	118,900	(7,016)
NYMEX Natural Gas	May 2023	5	125,916	117,550	(8,366)
NYMEX Natural Gas	June 2023	5	125,916	119,500	(6,416)
NYMEX Natural Gas	July 2023	5	125,916	121,650	(4,266)
NYMEX Natural Gas	August 2023	5	125,916	122,250	(3,666)
NYMEX Natural Gas	September 2023	5	125,916	121,350	(4,566)
NYMEX Natural Gas	October 2023	5	125,916	122,950	(2,966)
NYMEX Natural Gas	November 2023	5	125,916	127,200	1,284
NYMEX Natural Gas	December 2023	5	125,916	137,450	11,534
NYMEX NY Harbor ULSD	May 2021	44	2,958,970	3,270,590	311,620
NYMEX RBOB Gasoline	May 2021	30	2,205,147	2,469,222	264,075
NYMEX RBOB Gasoline	June 2021	20	1,715,103	1,641,024	(74,079)
NYMEX RBOB Gasoline	July 2021	20	1,609,494	1,627,500	18,006

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS - Continued

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	March 31, 2021	(Depreciation)
Commodity Futures - Continued
NYMEX WTI Crude Oil	May 2021	147	$9,060,340	$8,696,520	$(363,820)
NYMEX WTI Crude Oil	June 2021	130	8,000,606	7,693,400	(307,206)

Foreign Exchange Futures
CME Australian Dollar	June 2021	45	3,452,230	3,420,675	(31,555)
CME Japanese Yen	June 2021	18	2,070,952	2,032,988	(37,964)
CME New Zealand Dollar	June 2021	30	2,138,498	2,094,900	(43,598)
Total Long Contracts			157,208,502	155,836,426	(1,372,076)

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Short Contracts	Date	Contracts	Value	March 31, 2021	(Depreciation)
Equity Futures
CME E-mini S&P 500	June 2021	(3)	(574,328)	(595,110)	(20,782)

Foreign Exchange Futures
FNX United States Dollar	June 2021	(20)	(1,839,540)	(1,864,720)	(25,180)
Total Short Contracts			(2,413,868)	(2,459,830)	(45,962)

TOTAL FUTURES CONTRACTS			$154,794,634	$153,376,596	$(1,418,038)

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Chilean Peso	Societe Generale	CLP per USD	April 9, 2021	735,800,000	$1,000,000	$1,021,391	$21,391
Chinese Yuan Renminbi	Societe Generale	CNH per USD	April 7, 2021	7,040,900	1,087,062	1,071,919	(15,143)
Japanese Yen	Societe Generale	JPY per USD	April 30, 2021	107,936,500	995,839	975,133	(20,706)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$3,082,901	$3,068,443	$(14,458)

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

JPY - Japanese Yen

USD - United States Dollar